Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity File Number	0-56677
Entity Registrant Name	MAITONG SUNSHINE CULTURAL DEVELOPMENT CO., LIMITED
Entity Central Index Key	0002003750
Entity Tax Identification Number	93-4332287
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 202, Gate 6, Building 9, Yayuan, Anhui Beili
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100000
City Area Code	86
Local Phone Number	(010) 6492-7946
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false